Accounts Receivable, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounts receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following as of the date indicated:
	As of March 31, 2024	As of December 31, 2023
Accounts receivable	$1,500,683	$1,906,222
Less: allowance for credit losses	(659,759)	(669,974)
Subtotal accounts receivable, net	840,924	1,236,248
Accounts receivable - related parties	280,301	305,669
Total accounts receivable, net	$1,121,225	$1,541,917
Accounts receivable consisted of the following as of the date indicated:
	As of December 31, 2023	As of December 31, 2022
Accounts receivable	$1,906,222	$3,953,635
Accounts receivable - related parties	305,669	-
Less: allowance for credit losses	(669,974)	(259,690)
Total accounts receivable, net	1,541,917	3,693,945
Accounts receivable – non-current*	—	138,613
Accounts receivable – current	$1,541,917	$3,555,332
*	On November 11, 2022, the Company had one contract with customer with installment payment terms of up to 16 months. The difference between the contract price and the Company’s cash selling price of the same products are recognized as interest income over the term of the payments. As of December 31, 2023 and 2022, the account receivable of this client was $0 and $462,114, of which account receivable -non-current was $0 and $138,613, respectively. This contract terminated on July 12, 2023 and the Company recognized provision for credit loss of $193,795 from the termination.

Schedule of Allowance for Credit Losses	Movement of allowance for credit losses consisted of the following as of the date indicated:
	March 31, 2024	December 31, 2023
Beginning balance	$669,974	$259,690
Addition	-	907,021
Recovery/write-off	(10,215)	(496,737)
Ending balance	$659,759	$669,974
Movement of allowance for credit losses consisted of the following as of the date indicated:
	December 31, 2023	December 31, 2022
Beginning balance	$259,690	$15,898
Allowance from acquisition of Hydroman	—	4,964
Addition	907,021	322,395
Write-off	(496,737)	(83,567)
Ending balance	$669,974	$259,690